                              SEMI-ANNUAL REPORT

                                April 30, 1999





                             The Tocqueville Trust
                                 Mutual Funds


                             The Tocqueville Fund
                     The Tocqueville Small Cap Value Fund
                   The Tocqueville International Value Fund
                           The Tocqueville Gold Fund



                               [LOGO]TOCQUEVILLE

--------------------------------------------------------------------------------
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Tocqueville Trust. Please call 1-800-697-FUND (3863) for a free prospectus. Read it care-fully before you invest.

You are invited to visit our website @ www.tocqueville.com

The Tocqueville Fund
--------------------------------------------------------------------------------

Dear Fellow Shareholder:


  The six-month period ended April 30, 1999 was an extraordinary one for in-vestors. For most of the period, trends that had been in place since the fourth quarter of 1997 continued apace. Large capitalization growth stocks continued to outpace the overall market and Internet mania was uninterrupted. Then, sud-denly on April 1, the worm turned. Internet shares collapsed, the new favored fifty stalled and value stocks came into vogue. The impact on our portfolio of this sudden turn of events was dramatic. After lagging the market (as measured by the S&P 500) for most of the period, the Fund dramatically outperformed in the month of April registering an 11.1% gain compared with 3.9% for the S&P. (These trends have continued through May and June. As of this writing, The Fund is up 19.3% on the calendar compared with 8.3% for the S&P.) The upshot of these crosscurrents is that The Tocqueville Fund generated a very respectable 18.64% in the first fiscal half. Over the same period, the S&P registered a 22.3% gain.

So Much for the Numbers. What's going on? Although the magnitude as well as speed of the shift in market momentum startled us, we were not surprised that it occurred. Indeed, our year-end letter forecast an imminent burst in the bub-ble (see the section labeled www.tulip.com). If anything, the continuation of the highly speculative trends through most of the six-month period is more of a surprise. We have been around long enough to recognize Wall Street's unparal-leled ability to take things to the extreme, but the extreme valuations of the Internet bubble and the extremely narrow market that prevailed until the 31st of March were in a class by themselves. The Internet bubble needs no documenta-tion. The narrowness of the market through March 31 is best shown by the accom-panying chart.

                 Returns for Twelve Months Ended March 31, 1999

                            Value  Growth
                            -----  ------
                 Large Cap    2.6%  27.8%
                 Mid Cap     (9.1)   8.4
                 Small Cap  (23.4)  (8.9)

                           Source: Morningstar/NY Times

  Over this twelve-month period, more than 80% of the approximate 8,000 pub-licly traded companies had generated negative returns and almost 60% were down 20% or more. Clearly, this widening gap needed to be filled. Good values abounded in the small and mid-capitalization names at the same time that the largest companies were way overpriced. Looked at from this perspective, the stage was set for the dramatic reversal that was to follow.

What's Next? We believe we are only in the early stages of the paradigm shift. Notwithstanding the events of the past couple months, the largest capitaliza-tion growth stocks are still substantially overvalued, in our view. Meanwhile, we continue to have no difficulty in finding attractive value situations trad-ing at modest multiples of earnings, cash flow, sales, or book value. After a difficult 18 month period starting in the fourth quarter of 1997 and ending in the first quarter of 1999, when relative performance was sub-par, now is a good time to be a value investor.

Robert W. Kleinschmidt
Francois Sicart
Portfolio Managers

The Tocqueville Small Cap Value Fund
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

  I am pleased to report that the Tocqueville Small Cap Value Fund has maintained its strong overall performance. For the six months period ended April 30, 1999, your portfolio of value stocks increased 9.13% to $13.74 per share. Since inception, your average annual return of 14.2% compares favorably to the 12.8% return of the Russell 2000 index. I will try my best to maintain that performance in the future.

  Our strong performance since inception certainly validates our long-term stock picking strategies. We invest in good proprietary businesses with strong finances and solid long-term growth potential, but only when these are already down substantially in price, and selling at bargain prices. For example, the 36 stocks which we hold were bought on average 53% and 44% below their respective 60 and 12 months highs. This value-oriented strategy should limit our market risk somewhat. Conversely, it should give us plenty of room for upside surprises, if we are correct in our assessment of the long-term business potential of our selections.

  Our strong performance also reflects the fact that we picked some out-of-favor stocks in out-of-favor sectors which are now delivering strong flows of earnings. It also reflects our strategy of letting our winners run; losers are often sold quickly, and realized losses have been small relative to our gains. In addition, we run the Fund fully invested at all times, and fairly concentrated, with usually more than 50% of assets concentrated in our ten best ideas.

  Looking at the portfolio in strategic terms, investments in broadly defined "service industries" account for about 53% of assets. "Last mile to the home, or to the place of business" communication sectors for CATV and computer/telephony integration or connection represents another 24%. As a result, the Fund now has a higher mix of investments in sunrise industries, and a higher growth profile of about 16%. Remaining assets are spread across severely depressed sectors: consumer non-durable (1%), specialty chemicals (10%), manufacturing (2%), precious metals (3%), and cash equivalents (4%).

  In closing, let me express my gratitude for your choosing the Tocqueville Small Cap Value Fund to realize your long-term investment objectives.

Jean-Pierre Conreur Portfolio Manager

The Tocqueville International Value Fund

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

  The last six months offered a welcome contrast with recent periods. After reaching a low in September, the Asian markets, to which our Fund had made a growing commitment over the past two years took off spectacularly.

  With about two-thirds of our assets in Asia, we benefited from the sharp rebound of these markets, as well as from the stabilization or partial recovery of most regional currencies. Also, the gross undervaluation of many quality companies in our portfolio, which had suffered along with lesser-quality ones in the utterly undiscriminating, region-wide bear market, began to be corrected. This further helped our performance in the recovery and, during the first half of our fiscal year, ending April 30, 1999, the Fund's Net Asset Value appreciated by 32.31%.

  Economic trends in the Asian region progressed in line with the expectations outlined in our previous letters. They are experiencing a strong cyclical rebound from levels of economic activity that had been unsustainably depressed by the sudden disappearance of commercial credit, as well as by logistical problems associated with the Asian meltdown. Meanwhile, the structural reforms being implemented in the financial, economic, political and corporate areas are proceeding along, but at a predictably more hesitant pace. Thus, it is likely that the recoveries in stock prices will become increasingly selective. Many stocks continue to offer outstanding value on full-recovery (but not bubble-conditions) earnings power. With a measure of liquidity having returned to the region's stock markets, we plan to slowly concentrate our holdings into the shares of fewer such companies. To this end, we intend to revisit many of our favorite portfolio companies--as well as a few new ones--over the next few months.

  Europe, where we only have about 20% of our assets currently, presents a more complex picture. With the "Europhoria" of late 1998 having given place to widespread gloom, we have become intrigued with the recovery potential of the European currency. Unfortunately, there are few stocks that are intrinsically cheap, and many of those need the earning power associated with a good recovery in domestic demand to justify buying them at current prices. Thus, we will be watching developments in the European economies, with a particular eye to some of the "peripheral" countries that would benefit disproportionately from an easier stance by the European Central Bank, a recovery of domestic demand in Germany and France, or both.

  As for Latin America, which we have been watching for some time, we are concerned that its stock markets have recovered much faster than anticipated following Brazil's crisis, and remain highly vulnerable to an elusive but, in the end, inevitable slowdown of the US economy.

  By and large, we are comfortable with the current make up of our Fund's portfolio, and have been using the recent (moderate) inflows of new money to build up some cash reserves in anticipation of opportunities that might arise in Europe and Latin America in coming months.

Francois Sicart
Portfolio Manager

The Tocqueville Gold Fund

--------------------------------------------------------------------------------

Dear Fellow Shareholder:

  Through the first six months of fiscal '99, the Tocqueville Gold Fund appreciated 15.7% vs. -2.6% for the Philadelphia Gold/Silver Index.

  Unfortunately, gold and gold shares have declined precipitously in early May following the United Kingdom's announcement of plans to sell more than half of its bullion holdings. Gold has established marginal new lows, extending the twenty year bear market and deflating investor sentiment to levels not seen during that period.

  Although fresh lows were made in the gold price, the shares have refused to confirm, holding at levels well above the lows of August, '98. This non-confirmation is a potentially bullish indicator, which we are watching very carefully. Perhaps, the shares' refusal to follow gold lower is a recognition that the selling behind gold has been based largely on speculative short selling attempting to front run the UK sale.

  While the decline is disappointing, we view it as temporary. The record low level of investor sentiment suggests that an important bottom is being put into place, made possible only by unsustainable record levels of short selling activity.

  Near term developments that could ignite the market relate to the course of announced or expected outright sales by the official sector; the IMF, the UK and the Swiss. These events appear to have been heavily discounted and there is good reason to think that their impact may fall far short of expectations. For example, there is growing Congressional opposition to the proposed IMF sale. Controversy over the sale is sure to be enhanced by intensive lobbying efforts by black African and other highly indebted nations, who will argue that depressing the gold price is far more damaging than the possible benefits of debt relief contained in the IMF plan. The UK sales are small relative to overall market flows. It is quite likely that these auctions will be oversubscribed. Finally, proposed Swiss sales must overcome numerous hurdles before any gold comes to market.

  Even more important than these short term considerations is the outlook for inflation. The world is reflating. The US has enjoyed low inflation because Japan and Europe have been weak. As monetary and economic stimulus begins to take hold in Asia, world inflation will begin to rise. A change in investor attitudes, in our opinion, is inevitable and the consequences will include a revaluation of gold upwards and the dollar downwards.

  For these reasons, we continue to have very high expectations for the gold outlook and the prospects for the Tocqueville Gold Fund.

John Hathaway
Portfolio Manager

                              The Tocqueville Fund

                              Financial Highlights


--------------------------------------------------------------------------------

                          Six Months             Year Ended October 31,
                             Ended       -----------------------------------------------
Per share operating        April 30,
performance                  1999
(For a share outstanding  (Unaudited)     1998      1997      1996      1995      1994
throughout the period)    -----------    -------   -------   -------   -------   -------
Net asset value, begin-
 ning of period             $ 17.00      $ 20.21   $ 15.85   $ 14.07   $ 13.74   $ 13.67
                            -------      -------   -------   -------   -------   -------
Income from investment
 operations:
Net investment income          0.00         0.06      0.06      0.07      0.15      0.12
Net realized and
 unrealized gain (loss)        2.89        (0.93)     5.15      2.92      1.70      0.88
                            -------      -------   -------   -------   -------   -------
Total from investment
 operations                    2.89        (0.87)     5.21      2.99      1.85      1.00
                            -------      -------   -------   -------   -------   -------
Less distributions
Dividends from net in-
 vestment income              (0.07)       (0.06)    (0.06)    (0.15)    (0.11)    (0.14)
Distributions from net
 realized gains               (1.34)       (2.28)    (0.79)    (1.06)    (1.41)    (0.79)
                            -------      -------   -------   -------   -------   -------
Total distributions           (1.41)       (2.34)    (0.85)    (1.21)    (1.52)    (0.93)
                            -------      -------   -------   -------   -------   -------
Change in net asset
 value for the period          1.48        (3.21)     4.36      1.78      0.33      0.07
                            -------      -------   -------   -------   -------   -------
Net asset value, end of
 period                     $ 18.48      $ 17.00   $ 20.21   $ 15.85   $ 14.07   $ 13.74
                            -------      -------   -------   -------   -------   -------
Total Return (b)               18.6 %       (4.6)%    34.5 %    22.7 %    16.0 %     7.7 %
Ratios/supplemental data
Net assets, end of pe-
 riod (000)                 $62,598      $61,566   $64,998   $42,414   $33,438   $29,140
Ratio to average net as-
 sets:
 Expenses (a)                  1.36 %(c)    1.39 %    1.40 %    1.49 %    1.54 %    1.54 %
 Net investment income
  (a)                          0.01 %(c)    0.35 %    0.34 %    0.44 %    1.07 %    0.87 %
Portfolio turnover rate          12 %         35 %      48 %      48 %      47 %      52 %

--------
(a) Net of fees waived amounting to 0.25%, 0.16% and 0.02% of average net as-sets for the periods ended October 31, 1997, October 31, 1996 and October 31, 1995, respectively.
(b) Does not include maximum sales charge of 4%.
(c) Annualized.

                      The Tocqueville Small Cap Value Fund

                              Financial Highlights


--------------------------------------------------------------------------------

                                                    Year Ended
                                                   October 31,
                          Six Months      ------------------------------------     Period From
Per share operating       Ended April                                             August 1, 1994
performance                30, 1999                                                     to
(For a share outstanding  (Unaudited)      1998      1997      1996      1995    October 31, 1994
throughout the period)    -----------      ----      ----      ----      ----    ----------------
Net asset value,
 beginning of period       $  12.59       $ 16.30   $ 13.37   $ 11.91   $10.22        $10.00
                           --------       -------   -------   -------   ------        ------
Income from investment
 operations:
Net investment income
 (loss)                       (0.06)        (0.15)    (0.05)    (0.10)   (0.05)         0.02
Net realized and
 unrealized gain (loss)        1.21         (1.83)     4.44      2.33     1.96          0.20
                           --------       -------   -------   -------   ------        ------
Total from investment
 operations                    1.15         (1.98)     4.39      2.23     1.91          0.22
                           --------       -------   -------   -------   ------        ------
Less distributions
Dividends from net
 investment income              --            --        --        --     (0.03)          --
Distributions from net
 realized gains                 --          (1.73)    (1.46)    (0.77)   (0.19)          --
                           --------       -------   -------   -------   ------        ------
Total distributions             --          (1.73)    (1.46)    (0.77)   (0.22)          --
                           --------       -------   -------   -------   ------        ------
Change in net asset
 value for the period          1.15         (3.71)     2.93      1.46     1.69          0.22
                           --------       -------   -------   -------   ------        ------
Net asset value, end of
 period                    $  13.74       $ 12.59   $ 16.30   $ 13.37   $11.91        $10.22
                           --------       -------   -------   -------   ------        ------
Total Return (b)                9.1 %      (13.4)%     36.0 %    19.7 %   19.2 %         2.2%
Ratios/supplemental data
Net assets, end of
 period (000)              $ 24,177       $21,610   $20,587   $11,545   $9,383        $6,755
Ratio to average net
 assets:
 Expenses (a)                  1.58 %(c)     1.67 %    1.75 %    2.36 %   2.50 %        2.08%(c)
 Net investment income
  (loss) (a)                  (1.05)%(c)   (1.12)%    (0.81)%   (1.18)%  (0.53)%        0.85%(c)
Portfolio turnover rate          20 %          62 %      95 %     107 %     88 %           9%

--------
(a) Net of fees waived amounting to 0.35%, 0.33%, 0.33% and 0.75% of average net assets for the periods ended October 31, 1997, October 31, 1996, Octo-ber 31, 1995, and October 31, 1994, respectively.
(b) Does not include maximum sales charge of 4%. For the period ended October 31, 1994, not annualized.
(c) Annualized.

                    The Tocqueville International Value Fund

                              Financial Highlights


--------------------------------------------------------------------------------

                                                     Year Ended
                                                    October 31,
                          Six Months       -----------------------------------     Period From
Per share operating       Ended April                                             August 1, 1994
performance                30, 1999                                                     to
(For a share outstanding  (Unaudited)       1998      1997      1996     1995    October 31, 1994
throughout the period)    -----------       ----      ----      ----     ----    ----------------
Net asset value,
 beginning of period        $  8.11        $ 10.19   $ 12.57   $ 10.83  $10.02        $10.00
                           --------        -------   -------   -------  ------        ------
Income from investment
 operations:
Net investment income
 (loss)                        0.00           0.10     (0.03)     0.16   (0.01)        (0.04)
Net realized and
 unrealized gain (loss)        2.62          (2.07)    (1.67)     1.58    0.82          0.06
                           --------        -------   -------   -------  ------        ------
Total from investment
 operations                    2.62          (1.97)    (1.70)     1.74    0.81          0.02
                           --------        -------   -------   -------  ------        ------
Less distributions
Dividends from net
 investment income              --           (0.11)    (0.06)      --      --            --
Distributions from net
 realized gains                 --             --      (0.62)      --      --            --
                           --------        -------   -------   -------  ------        ------
Total distributions             --           (0.11)    (0.68)      --      --            --
                           --------        -------   -------   -------  ------        ------
Change in net asset
 value for the period          2.62          (2.08)    (2.38)     1.74    0.81          0.02
                           --------        -------   -------   -------  ------        ------
Net asset value, end of
 period                     $ 10.73        $  8.11   $ 10.19   $ 12.57  $10.83        $10.02
                           --------        -------   -------   -------  ------        ------
Total Return (b)               32.3%         (19.4)%   (14.3)%    16.1%    8.1 %         0.2 %
Ratios/supplemental data
Net assets, end of
 period (000)               $90,562        $68,415   $60,963   $23,932  $6,270        $2,516
Ratio to average net
 assets:
Expenses (a)                   1.82 %(c)      2.00%     1.99%     1.98%   4.43 %        6.18 %(c)
Net investment income
 (loss) (a)                   (0.11)%(c)      0.64%     0.16%     1.45%  (0.53)%       (2.47)%(c)
Portfolio turnover rate          24 %           77%       70%      135%    109 %           0 %

--------
(a) Net of fees waived amounting to 0.11%, 0.55%, 1.28% and 1.00% of average net assets for the periods ended October 31, 1997, October 31, 1996, Octo-ber 31, 1995 and October 31, 1994, respectively.
(b) Does not include maximum sales charge of 4%. For the period ended October 31, 1994, not annualized.
(c) Annualized.

                           The Tocqueville Gold Fund

                              Financial Highlights


--------------------------------------------------------------------------------

                                          Six Months Ended    Period from
Per share operating performance            April 30, 1999   June 29, 1998 to
(For a share outstanding throughout the     (unaudited)     October 31, 1998
period)                                   ----------------  ----------------
Net asset value, beginning of period          $ 10.76            $10.00
                                              -------            ------
Income from investment operations:
Net investment income (loss)                    (0.01)             0.00
Net realized and unrealized gain                 1.70              0.76
                                              -------            ------
Total from investment operations                 1.69              0.76
                                              -------            ------
Less distributions
Dividends from net investment income              --                --
Distributions from net realized gains             --                --
                                              -------            ------
Total distributions                               --                --
                                              -------            ------
Change in net asset value for the period         1.69              0.76
                                              -------            ------
Net asset value, end of period                $ 12.45            $10.76
                                              -------            ------
Total Return (b)                                 15.7%              7.6%
Ratios/supplemental data
Net assets, end of period (000)               $12,307            $8,229
Ratio to average net assets:
 Expenses (a)                                    1.98 %(c)         1.98%(c)
 Net investment income (loss) (a)               (0.26)%(c)         0.06%(c)
Portfolio turnover rate                            28 %               1%

--------
(a) Net of fees waived amounting to 1.05%, and 2.25% of average net assets for the periods ended April 30, 1999 and October 31, 1998 respectively.
(b) Does not include maximum sales charge of 4%.
(c) Annualized.

                              The Tocqueville Fund

                        Investments as of April 30, 1999

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                         Market
Common Stocks--99.3%                           Shares     Value
------------------------------------------------------------------
Business Services--6.0%
H&R Block, Inc.                                 25,000 $ 1,203,125
HSB Group, Inc.                                 30,000   1,136,250
Waste Management, Inc.                          25,000   1,412,500
------------------------------------------------------------------
                                                         3,751,875
------------------------------------------------------------------
Consumer Non-Durables--8.7%
Burlington Industries, Inc.*                   200,000   1,625,000
Kmart Corporation*                             200,000   2,975,000
Philip Morris Companies, Inc.                   25,000     876,563
------------------------------------------------------------------
                                                         5,476,563
------------------------------------------------------------------
Energy--13.2%
Baker Hughes, Inc.                              60,000   1,792,500
Burlington Resources, Inc.                      40,000   1,842,500
Murphy Oil Corporation                          50,000   2,346,875
Tesoro Petroleum Corporation*                  100,000   1,131,250
Varco International, Inc.                      100,000   1,131,250
------------------------------------------------------------------
                                                         8,244,375
------------------------------------------------------------------
Finance--12.1%
BankAmerica Corporation                         30,000   2,160,000
The Bank of Tokyo-Mitsubishi, Limited--ADR     100,000   1,462,500
Citigroup, Inc.                                 30,000   2,257,500
Financial Security Assurance Holdings Limited   30,000   1,713,750
------------------------------------------------------------------
                                                         7,593,750
------------------------------------------------------------------
Lumber and Wood Products--4.8%
Longview Fibre Company                         100,000   1,300,000
Westavaco                                       57,000   1,702,875
------------------------------------------------------------------
                                                         3,002,875
------------------------------------------------------------------
Manufacturing--5.9%
Litton Industries, Inc.*                        10,000     626,250
Northrop Grumman Corporation                    10,000     639,375
Olin Corporation                                75,000   1,096,875
Tenneco, Inc.                                   50,000   1,350,000
------------------------------------------------------------------
                                                         3,712,500
------------------------------------------------------------------
Medical Services--2.7%
Genzyme Corporation*                            30,000   1,132,500
Integrated Health Services, Inc.               118,000     567,875
------------------------------------------------------------------
                                                         1,700,375
------------------------------------------------------------------

* Non-income producing security.

                     See Notes to the Financial Statements.

Common Stocks                                                     Market
 (continued)                                           Shares      Value
----------------------------------------------------------------------------
Metals & Minerals--11.6%
ALCOA, Inc.                                              40,000 $ 2,490,000
ASARCO, Inc.                                             25,000     459,375
Homestake Mining Company                                175,000   1,673,438
Inco, Limited                                            75,000   1,439,062
Phelps Dodge Corporation                                  5,000     316,250
Stillwater Mining Company*                               30,000     849,375
----------------------------------------------------------------------------
                                                                  7,227,500
----------------------------------------------------------------------------
Publishing--2.3%
Readers Digest Association, Inc.                         40,000   1,422,500
----------------------------------------------------------------------------
                                                                  1,422,500
----------------------------------------------------------------------------
Real Estate--2.5%
Cattellus Development Corporation*                      100,000   1,537,500
----------------------------------------------------------------------------
                                                                  1,537,500
----------------------------------------------------------------------------
Technology--19.1%
Adobe Systems, Inc.                                      40,000   2,535,000
The Boeing Company                                       30,000   1,218,750
Electronic Data Systems Corporation                      30,000   1,612,500
International Business Machines Corporation              15,000   3,137,812
Lockheed Martin Corporation                              15,000     645,938
Motorola, Inc.                                           25,000   2,003,125
3 Com Corporation*                                       30,000     783,750
----------------------------------------------------------------------------
                                                                 11,936,875
----------------------------------------------------------------------------
Transportation & Public Utilities--10.4%
Alexander & Baldwin, Inc.                                30,000     652,500
AT&T Corporation                                         40,000   2,020,000
Raytheon Company                                         10,000     702,500
Sprint Corporation                                       25,000   2,564,062
Union Pacific Corporation                                10,000     600,000
----------------------------------------------------------------------------
                                                                  6,539,062
----------------------------------------------------------------------------
Total Common Stocks (Cost $44,471,537)                           62,145,750
----------------------------------------------------------------------------
                                                      Principal
Short-Term Investments--0.8%                           Amount
                                                      ---------
Repurchase Agreement with Firstar Bank 3.00%, dated
 4/30/99, due 5/03/99, collateralized by GNMA Midget
 valued at $483,293. Repurchase
 proceeds of $473,118.
 (Cost $473,000)                                      $ 473,000     473,000
----------------------------------------------------------------------------
Total Short-Term Investments
 (Cost $473,000)                                                    473,000
----------------------------------------------------------------------------
Total Investments
 (Cost $44,944,537)--100.1%                                      62,618,750
Liabilities less other Assets--(0.1)%                               (20,918)
----------------------------------------------------------------------------
Total Net Assets--100%                                          $62,597,832
                                                                -----------

                      The Tocqueville Small Cap Value Fund

                        Investments as of April 30, 1999

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                          Market
Common Stocks--97.0%                            Shares    Value
------------------------------------------------------------------
Business Support Services--16.3%
------------------------------------------------------------------
Daisytek International Corporation*              24,000 $  402,000
PSC, Incorporated*                              110,000    983,125
Sensormatic Electronics Corporation*             80,000    960,000
Ultrak, Incorporated*                            55,000    323,125
United Stationers, Incorporated                  20,000    341,250
Wave Technologies International, Incorporated*  200,000    925,000
------------------------------------------------------------------
                                                         3,934,500
------------------------------------------------------------------
Cable Television Infrastructure--9.6%
Anixter International, Incorporated*             40,000    630,000
C-COR Electronics, Incorporated*                 47,000  1,145,625
Scientific-Atlanta, Incorporated                 17,000    539,750
------------------------------------------------------------------
                                                         2,315,375
------------------------------------------------------------------
Computer Software & Services--19.7%
Hyperion Solutions Corporation*                  30,000    453,750
National Computer Systems, Incorporated          31,000    868,000
Systems & Computer Technology Corporation*      105,000  1,443,750
Technology Solutions Corporation*                75,000    587,263
Unisys Corporation*                              45,000  1,414,688
------------------------------------------------------------------
                                                         4,767,451
------------------------------------------------------------------
Consumer Non Durables--1.1%
Seattle Filmworks, Incorporated*                 75,000    258,275
------------------------------------------------------------------
                                                           258,275
------------------------------------------------------------------
Drilling Equiptment & Services--4.6%
Nabors Industries, Incorporated*                 30,000    616,875
Oceaneering International, Incorporated*         30,000    495,000
------------------------------------------------------------------
                                                         1,111,875
------------------------------------------------------------------
Health Care--5.1%
Owens & Minor, Incorporated Holding Company      55,000    543,125
Perrigo Company*                                 90,000    686,250
------------------------------------------------------------------
                                                         1,229,375
------------------------------------------------------------------
Insurance--1.4%
Unitrin, Incorporated                            10,000    346,250
------------------------------------------------------------------
                                                           346,250
------------------------------------------------------------------
Manufacturing & Related--2.4%
Fedders Corporation                             100,000    575,000
------------------------------------------------------------------
                                                           575,000
------------------------------------------------------------------

* Non-income producing security.

                     See Notes to the Financial Statements.

Common Stocks                                                       Market
 (continued)                                             Shares      Value
------------------------------------------------------------------------------
Personnel Placement Services--9.6%
Analysts International Corporation                        50,000  $   650,000
Olsten Corporation                                       165,000    1,113,750
Romac International, Incorporated*                        50,000      562,500
------------------------------------------------------------------------------
                                                                    2,326,250
------------------------------------------------------------------------------
Precious Metals--3.1%
Battle Mountain Gold Company                             160,000      450,000
Echo Bay Mines Limited                                   100,000      175,000
Kinross Gold Corporation*                                 50,000      112,500
------------------------------------------------------------------------------
                                                                      737,500
------------------------------------------------------------------------------
Specialty Chemicals--9.7%
Asahi/America, Incorporated*                              40,000      260,000
A.Schulman, Incorporated                                  40,000      698,100
Chemfab Corporation*                                      15,000      258,750
M.A. Hanna Company                                        35,000      566,563
Osmonics, Incorporated*                                   60,000      566,250
------------------------------------------------------------------------------
                                                                    2,349,663
------------------------------------------------------------------------------
Telephone Infrastructure--14.4%
Brite Voice Systems, Incorporated*                       100,000    1,256,250
Norstran, Incorporated*                                   50,000      500,000
Periphonics Corporation*                                 110,000      952,187
Teltrend, Incorporated*                                   45,000      784,688
------------------------------------------------------------------------------
                                                                    3,493,124
------------------------------------------------------------------------------
Total Common Stocks
 (Cost $21,926,650)                                                23,444,638
------------------------------------------------------------------------------
                                                        Principal
                                                         Amount
Short-Term Investments--3.6%                            ---------
Repurchase Agreement with Firstar Bank, 3.00%, dated
 4/30/99, due 5/03/99, collateralized by U.S. Treasury
 Note valued at $278,074 and FNMA REMIC valued at
 $605,770. Repurchase proceeds of $866,217.
 (Cost $866,000)                                        $866,000      866,000
------------------------------------------------------------------------------
Total Short-Term Investments
 (Cost $866,000)                                                      866,000
------------------------------------------------------------------------------
Total Investments
 (Cost $22,792,650)--100.6%                                        24,310,638
Liabilities less other Assets--(0.6)%                                (133,845)
------------------------------------------------------------------------------
Total Net Assets--100%                                            $24,176,793
                                                                  -----------

                    The Tocqueville International Value Fund

                        Investments as of April 30, 1999

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                          Market
Common Stocks and Warrants--97.8%              Shares      Value
-------------------------------------------------------------------
Australia--1.0%
Normandy Mining Limited                       1,018,518 $   884,376
-------------------------------------------------------------------
                                                            884,376
-------------------------------------------------------------------
Austria--0.4%
Eybl International*                              12,000     361,866
-------------------------------------------------------------------
                                                            361,866
-------------------------------------------------------------------
Belgium--0.9%
Dexia Belgium                                     5,170     796,479
-------------------------------------------------------------------
                                                            796,479
-------------------------------------------------------------------
Canada--1.4%
Inco, Limited                                    64,500   1,237,594
-------------------------------------------------------------------
                                                          1,237,594
-------------------------------------------------------------------
France--8.6%
Andre Trigano SA                                    500       7,861
Banque Nationale de Paris Intercontinentale       2,500     523,754
Bull SA*                                         13,500     112,845
Chaine et Trame SA                               12,299      73,526
Charlatte SA                                     15,400     135,245
Eiffage                                           8,250     599,698
Emin--Leydier                                    11,500     557,296
Faiveley SA                                      16,700     340,856
Faiveley Warrants*                                  700           7
Generali France Assurances*                       2,200     748,386
Grande Paroisse SA*                              10,500     288,858
Groupe Guillin                                    4,000      84,436
Hyparlo SA                                        6,000     669,770
Ingenico SA                                       8,461     210,384
Louis Dreyfus Citrus SA                          20,500     381,759
Manitou B.F. SA                                   2,400     347,900
MORS SA*                                        850,000     620,569
Musee Grevin SA                                  20,000     422,178
Rubis et Cie                                     24,540     611,747
Vallourec SA                                     28,000   1,066,554
-------------------------------------------------------------------
                                                          7,803,629
-------------------------------------------------------------------
Germany--1.7%
Bayerische Hypo-Vereinsbank                      12,000     783,409
DaimlerChrysler AG                                5,628     556,488
ProSieben Media AG                                4,170     196,344
-------------------------------------------------------------------
                                                          1,536,241
-------------------------------------------------------------------
Hong Kong--3.5%
Elec & Eltek International Holdings Limited  13,000,000   2,331,463
Legend Holdings Limited                       1,000,000     516,096
VTech Holdings Limited                          100,000     341,913
-------------------------------------------------------------------
                                                          3,189,472
-------------------------------------------------------------------

* Non-income producing security.

                     See Notes to the Financial Statements.

Common Stocks and                                             Market
 Warrants (continued)                              Shares      Value
-----------------------------------------------------------------------
Indonesia--13.6%
PT Cahaya Kalbar Tbk                              8,441,250 $ 2,088,126
PT Hanjaya Mandaha Sampoerna Tbk*                 3,523,000   4,880,347
PT Indofood Sukses Makmur Tbk*                    5,866,500   4,643,859
PT Mayora Indah                                  10,000,000     556,586
PT Tunas Ridean Tbk                               3,425,000     190,631
-----------------------------------------------------------------------
                                                             12,359,549
-----------------------------------------------------------------------
Ireland--0.7%
Allied Irish Banks plc.                              40,000     644,767
-----------------------------------------------------------------------
                                                                644,767
-----------------------------------------------------------------------
Italy--1.6%
Banca Di Roma                                       470,000     775,791
Edison S.p.A.                                        42,000     373,294
Pirelli S.p.A.                                      110,000     336,366
-----------------------------------------------------------------------
                                                              1,485,451
-----------------------------------------------------------------------
Japan--17.5%
Asia Securities Printing Co., Limited                26,000     386,847
The Bank of Tokyo--Mitsubishi, Limited              132,250   1,952,203
Enix Corporation                                     64,500   2,355,969
Fuji Electric Co., Limited                          142,000     436,594
Hitachi Koki Co., Limited                            92,000     310,611
Horipro Inc.                                         30,000     201,064
INES Corporation                                     42,000     555,942
Kyokuto Kaihatsu Kogyo Co., Limited                  81,000     508,944
Matsushita Seiko Co., Limited                        56,000     216,278
Matsumoto Yushi-Seiyaku Co., Limited                 15,000     295,313
Miroku Jyoho Service Co., Limited                    12,000     194,027
N.E. Chemcat Corporation                             20,000     194,362
Nitto Kohki Co., Limited                             93,200   1,218,047
Nippon Sanso Corporation                            500,000   1,759,311
Shiseido Company, Limited                            60,000     945,001
Star Micronics Co., Limited                          80,000     475,852
Tenma Corporation                                    24,000     373,979
Tokyo Style Co., Limited                             80,000     841,118
Toshiba Corporation                                  70,000     469,150
The Yasuda Fire & Marine Insurance Co., Limited     330,000   1,830,186
Yokogawa Bridge Corporation                          42,000     137,226
Yokogawa Construction., Limited                      56,000     199,389
-----------------------------------------------------------------------
                                                             15,857,413
-----------------------------------------------------------------------
Malaysia--4.5%
Road Builder (M) Holdings Berhad                  2,034,000   2,333,748
YTL Corporation Berhard                           1,250,000   1,710,526
-----------------------------------------------------------------------
                                                              4,044,274
-----------------------------------------------------------------------

                    The Tocqueville International Value Fund

                        Investments as of April 30, 1999

                                  (Unaudited)

--------------------------------------------------------------------------------

Common Stocks and                                                     Market
 Warrants (continued)                                      Shares      Value
-------------------------------------------------------------------------------
Netherlands--1.7%
Draka Holding NV                                             30,000 $ 1,031,637
Heineken NV                                                  10,200     512,644
-------------------------------------------------------------------------------
                                                                      1,544,281
-------------------------------------------------------------------------------
Philippines--6.8%
DMCI Holdings, Inc.*                                     43,000,000   2,533,070
Ionics Circuit, Inc.*                                     5,676,000   1,865,878
Solid Group, Inc.*                                       46,873,000     825,902
Universal Robina Corporation                              5,000,000     959,895
-------------------------------------------------------------------------------
                                                                      6,184,745
-------------------------------------------------------------------------------
Poland--0.7%
Telekomunikacja Polska-GDR*                                 110,000     682,000
-------------------------------------------------------------------------------
                                                                        682,000
-------------------------------------------------------------------------------
Singapore--10.1%
Clipsal Industries, Limited                               3,126,000   3,594,900
Fraser & Neave, Limited                                     878,000   3,888,397
GP Batteries International, Limited                         302,000     504,671
GPE Industries, Limited                                   1,182,000     330,960
Robinson & Company, Limited                                 233,200     805,562
-------------------------------------------------------------------------------
                                                                      9,124,490
-------------------------------------------------------------------------------
South Africa--0.9%
AngloGold, Limited                                           32,500     775,938
-------------------------------------------------------------------------------
                                                                        775,938
-------------------------------------------------------------------------------
South Korea--6.4%
Samsung Display Devices Company                              55,044   2,825,144
Samsung Electronics                                          22,579   1,736,408
Sindo Ricoh                                                  30,000   1,236,853
-------------------------------------------------------------------------------
                                                                      5,798,405
-------------------------------------------------------------------------------
Spain--5.3%
Aldeasa, SA                                                  26,000     795,048
Banco Santander Central Hispano SA                           13,800     300,209
Mapfre Vida Seguros                                          25,500     799,995
Miquel Y Costas                                              19,000     521,691
Prosegur, CIA de Seguridad SA                                74,000     857,370
Superdiplo SA*                                               20,000     432,758
Tabacalera SA                                                27,500     536,266
Viscofan Industria Navarra De Envolturas Celulosicas SA      42,000     517,723
-------------------------------------------------------------------------------
                                                                      4,761,060
-------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

Common Stocks and                                                  Market
 Warrants (continued)                                   Shares      Value
-----------------------------------------------------------------------------
Sri Lanka--0.1%
John Keells Holdings, Limited                             37,500 $   103,411
-----------------------------------------------------------------------------
                                                                     103,411
-----------------------------------------------------------------------------
Sweden--0.4%
Scandic Hotels AB                                         11,200     334,229
-----------------------------------------------------------------------------
                                                                     334,229
-----------------------------------------------------------------------------
Switzerland--2.4%
ABB AB--ADR                                               79,000   1,106,000
Novartis AG (Registered Shares)                              285     418,000
Novartis AG (Bearer Shares)                                  460     674,062
-----------------------------------------------------------------------------
                                                                   2,198,062
-----------------------------------------------------------------------------
Thailand--7.2%
GSS Array Technology Public Company, Limited--Foreign    268,900     217,351
SG Asia Credit Public Company, Limited*                2,439,033     739,300
SG Asia Credit Public Company, Limited--Foreign*         160,953      54,208
Siam Makro Public Company, Limited                       600,000   1,163,950
Thai Farmers Bank Public Company, Limited                984,528   1,962,955
Thai Farmers Bank Public Company, Limited--Foreign       768,072   2,131,521
Thai Rung Union Car Public Company, Limited--Foreign     128,000     168,988
Thai Stanley Electric Public Company, Limited            391,800     104,508
-----------------------------------------------------------------------------
                                                                   6,542,781
-----------------------------------------------------------------------------
United Kingdom--0.4%
MERANT plc*                                              110,000     256,844
Skypharma plc. ADR*                                       10,500     106,312
-----------------------------------------------------------------------------
                                                                     363,156
-----------------------------------------------------------------------------
Total Common Stocks and Warrants
 (Cost $87,564,146)                                               88,613,669
-----------------------------------------------------------------------------
Total Investments
 (Cost $87,564,146)--97.8%                                        88,613,669
Cash**--2.6%                                                       2,337,997
Liabilities less other Assets--(0.4)%                               (389,210)
-----------------------------------------------------------------------------
Total Net Assets--100.0%                                         $90,562,456
                                                                 -----------

 * Non-income producing security.
** Cash balance is interest earning.

                           The Tocqueville Gold Fund

                        Investments as of April 30, 1999

                                  (Unaudited)

--------------------------------------------------------------------------------

                                                         Market
Common Stocks--99.3%                           Shares    Value
-----------------------------------------------------------------
Gold & Gold Related--70.6%
Acacia Resources Limited (AU)                   47,000 $   65,421
Agnico-Eagle Mines Limited                     105,000    643,125
AngloGold Limited--ADR                          25,000    596,875
Ashanti Goldfields Company Limited              55,000    495,000
Barrick Gold Corporation                        24,150    486,019
Battle Mountain Gold Company                    40,000    112,500
Dayton Mining Corporation*                      25,000      1,562
Delta Gold NL (AU)                              47,000     73,209
Durban Roodepoort Deep Limited*                 80,000    175,000
Euro-Nevada Mining Corporation (CN)             15,000    256,987
Francisco Gold Corporation*                     25,000    214,585
Franco-Nevada Mining Corporation Limited (CN)   12,500    242,052
Getchell Gold Corporation*                      20,100    685,912
Glamis Gold Limited                             84,000    168,000
Gold Fields Limited (SJ)                        75,000    463,797
Gold Reserve Corporation*                       25,000     29,687
Goldcorp Incorporated                           40,000    237,500
Harmony Gold Mining Company Limited            105,000    584,063
Homestake Mining Company                        53,500    511,594
Indochina Goldfields Limited (AU)*             150,000    126,691
Kinross Gold Corporation*                      120,000    270,000
Meridian Gold Incorporated*                     80,000    460,000
Minas Buenaventura-Spon ADR                      7,500    120,937
Moydow Mines International Incorporated (AU)*  103,400    124,253
Newmont Mining Corporation                      20,000    481,250
Normandy Mining Limited (AU)                   427,777    371,438
Pangea Goldfields (AU)*                        100,000    127,034
Placer Dome Incorporated                        40,000    565,000
-----------------------------------------------------------------
                                                        8,689,491
-----------------------------------------------------------------



                     See Notes to the Financial Statements.

Common Stocks                                                    Market
 (continued)                                          Shares      Value
---------------------------------------------------------------------------
Precious Metals & Related--22.7%
Anglo American Platinum--ADR                            10,000 $   181,838
Apex Silver Mines Limited*                              50,000     631,250
Freeport-McMoran Copper & Gold, Incorporated*           35,000     535,938
Impala Platinum Holdings Limited                        25,000     566,810
Inco Limited                                             7,000     134,313
Kroondal Platinum Mines Limited (SJ)*                   50,000      63,887
Pan America Silver Corporation*                         25,000     145,312
Stillwater Mining Company*                              18,750     530,859
---------------------------------------------------------------------------
                                                                 2,790,207
---------------------------------------------------------------------------
Diamonds--6.0%
De Beers Cons Mines--ADR                                25,000     612,500
Dia Met Minerals Limited*                               10,000     130,000
---------------------------------------------------------------------------
                                                                   742,500
---------------------------------------------------------------------------
Total Common Stocks
 (Cost $10,218,729)                                             12,222,198
---------------------------------------------------------------------------
                                                     Principal
Short-Term Investments--4.6%                          Amount
                                                     ---------
Repurchase Agreement with Firstar Bank 3.00%, dated
 04/30/99, due 05/03/99, collateralized by U.S.
 Treasury Note valued at $572,542. Repurchase
 proceeds of $560,140.
 (Cost $560,000)                                     $ 560,000     560,000
---------------------------------------------------------------------------
Total Short Term Investments
 (Cost $560,000)                                                   560,000
---------------------------------------------------------------------------
Total Investments
 (Cost $10,778,729)--103.9%                                     12,782,198
Cash**--1.2%                                                       145,544
Liabilities less Other Assets--(5.1)%                             (620,678)
---------------------------------------------------------------------------
Total Net Assets--100.0%                                       $12,307,064
                                                               -----------

 * Non-income producing security.
** Cash balance is interest earning.
(AU) Australia--(CN) Canada--(SJ) South Africa
ADR: American Depository Receipt

                             The Tocqueville Trust

                      Statements of Assets and Liabilities

                                 April 30, 1999
                                  (Unaudited)

--------------------------------------------------------------------------------

                              The       Small Cap   International
                          Tocqueville     Value         Value        Gold
                             Fund         Fund          Fund         Fund
                          -----------  -----------  ------------- -----------
Assets
Investments, at value*    $62,618,750  $24,310,638   $88,613,669  $12,782,198
Foreign Currencies**                0            0        27,398            0
Cash***                           970        1,666     2,337,997      145,544
Receivable for
 investments sold                   0      754,159             0            0
Receivable for fund
 shares sold                   70,916      249,436             0            0
Dividends, interest and
 other receivables             30,454        8,822       122,711       28,302
Due from Investment
 Adviser                            0            0             0            0
Prepaid Assets                  8,709        6,986        10,112       16,500
Deferred organization
 Expense                            0        3,427         1,569       24,728
                          -----------  -----------   -----------  -----------
Total Assets               62,729,799   25,335,134    91,113,456   12,997,272
                          -----------  -----------   -----------  -----------
Liabilities
Payable for investments
 purchased                          0    1,082,606        64,467      491,247
Payable for fund shares
 repurchased                   17,407            0             0      100,000
Payable to Investment
 Adviser                       36,460       13,103        61,514       20,224
Unrealized depreciation
 of foreign currency
 contracts held, at
 value                              0            0       235,860            0
Accrued distribution fee       10,812        3,026        15,738        8,322
Accrued expenses and
 other liabilities             67,288       59,606       173,421       70,415
                          -----------  -----------   -----------  -----------
Total Liabilities             131,967    1,158,341       551,000      690,208
                          -----------  -----------   -----------  -----------
Net Assets                $62,597,832  $24,176,793   $90,562,456  $12,307,064
                          -----------  -----------   -----------  -----------
Net assets consisted of:
Paid in capital           $41,175,070  $21,168,543   $95,921,753  $10,314,540
Undistributed net
 investment loss              (49,871)    (114,722)      (41,875)     (11,378)
Accumulated net realized
 gain (loss)                3,798,420    1,604,984    (6,127,151)        (113)
Net unrealized
 appreciation              17,674,213    1,517,988       809,729    2,004,015
                          -----------  -----------   -----------  -----------
Net assets                $62,597,832  $24,176,793   $90,562,456  $12,307,064
                          -----------  -----------   -----------  -----------
Shares outstanding
 (unlimited shares of
 $0.01 par value
 authorized)                3,386,798    1,759,202     8,440,660      988,638
Net asset value and
 redemption price per
 share                    $     18.48  $     13.74   $     10.73  $     12.45
                          -----------  -----------   -----------  -----------
Maximum offering price
 per share                $     19.25  $     14.31   $     11.18  $     12.97
                          -----------  -----------   -----------  -----------
  *Cost of Investments    $44,944,537  $22,792,650   $87,564,146  $10,778,729
 **Cost of Foreign
 Currencies               $         0  $         0   $    31,077  $         0

***Cash balances in the International Fund and the Gold Fund are interest earn-ing balances.

                     See Notes to the Financial Statements.

                             The Tocqueville Trust

                            Statements of Operations

                        Six Months Ended April 30, 1999
                                  (Unaudited)

--------------------------------------------------------------------------------

                                  The     Small Cap   International
                              Tocqueville   Value         Value        Gold
                                 Fund        Fund         Fund         Fund
                              ----------- ----------  ------------- ----------
Investment Income:
Dividends*                    $   359,785 $   46,385   $   596,686  $   72,587
Interest                           39,639     10,836        56,266       9,865
                              ----------- ----------   -----------  ----------
                                  399,424     57,221       652,952      82,452
                              ----------- ----------   -----------  ----------
Expenses:
Investment Adviser's fee          218,821     81,582       347,045      47,979
Custodian and fund account-
 ing fees                          17,766     14,173       138,029      16,471
Transfer agent and share-
 holder services                   18,063      5,969         8,196       8,507
Professional fees                   7,638      8,955        14,512      34,571
Distribution fees                  72,940     27,194        95,020      11,995
Administration fee                 43,764     16,316        57,012       7,197
Printing and mailing expense        5,973      2,168         2,656       3,077
Registration fees                   4,311      7,557         8,897       8,145
Trustee fees and expenses           3,742      3,919         5,056       2,896
Insurance Expense                   1,812        783         1,814       2,172
Amortization of organization
 costs                                  0      2,786         3,066       2,052
Other                               1,810        541        13,524         228
                              ----------- ----------   -----------  ----------
 Total expenses before
  waiver                          396,640    171,943       694,827     145,290
  Less: Fees waived                     0          0             0     (50,291)
                              ----------- ----------   -----------  ----------
  Net expenses                    396,640    171,943       694,827      94,999
                              ----------- ----------   -----------  ----------
Net Investment Income (Loss)        2,784   (114,722)      (41,875)    (12,547)
                              ----------- ----------   -----------  ----------
Realized and Unrealized Gain
 (Loss):
  Net realized gain (loss)
   on:
   Investments                  4,073,330  1,614,091      (397,997)     27,730
   Foreign currency
    translation                         0          0      (447,737)     (2,093)
                              ----------- ----------   -----------  ----------
                                4,073,330  1,614,091      (845,734)     25,637
  Net change in unrealized
   appreciation on:
   Investments                  6,062,110    516,739    22,868,610   1,570,413
   Foreign currency
    translation                         0          0        45,280        (630)
                              ----------- ----------   -----------  ----------
                                6,062,110    516,739    22,913,890   1,569,783
    Net gain (loss) on
     investments and foreign
     currency                  10,135,440  2,130,830    22,068,156   1,595,420
                              ----------- ----------   -----------  ----------
Net Increase in Net Assets
 Resulting from
 Operations                   $10,138,224 $2,016,108   $22,026,281  $1,582,873
                              ----------- ----------   -----------  ----------
*Net of Foreign Taxes With-
 held                         $     1,346 $        0   $    77,734  $    3,144
                              ----------- ----------   -----------  ----------

                     See Notes to the Financial Statements.

                             The Tocqueville Trust

                      Statements of Changes in Net Assets


--------------------------------------------------------------------------------

                                                     The Tocqueville Fund
                                                   --------------------------
                                                    Six Months   For the Year
                                                      Ended         Ended
                                                    April 30,    October 31,
                                                      1999*          1998
                                                   ------------  ------------
Operations:
 Net investment income (loss)                      $      2,784  $   232,410
 Net realized gain (loss) on investments and for-
  eign currency                                       4,073,330    4,555,614
 Net change in unrealized appreciation (deprecia-
  tion)                                               6,062,110   (7,924,209)
                                                   ------------  -----------
  Net increase (decrease) in net assets resulting
   from operations                                   10,138,224   (3,136,185)
Dividends and Distributions to shareholders:
  Net investment income                                (238,237)    (184,680)
  Net realized gains                                 (4,560,528)  (7,015,177)
                                                   ------------  -----------
   Total dividends and distributions                 (4,798,765)  (7,199,857)
Capital share transactions
 Shares Sold                                          3,207,715   11,460,273
 Shares issued to holders in reinvestment of divi-
  dends                                               4,262,666    6,318,448
 Shares Redeemed                                    (11,777,515) (10,875,514)
                                                   ------------  -----------
 Net increase (decrease)                             (4,307,134)   6,903,207
                                                   ------------  -----------
   Net increase (decrease) in net assets              1,032,325   (3,432,835)
Net Assets:
 Beginning of period                                 61,565,507   64,998,342
                                                   ------------  -----------
 End of period*                                      62,597,832   61,565,507
                                                   ------------  -----------
Including undistributed net investment income
 (loss) of:                                        $    (49,871) $   206,299
                                                   ------------  -----------

--------
 * Unaudited
(1) Commencement of Operations

                     See Notes to the Financial Statements.

                             The Tocqueville Trust

                      Statements of Changes in Net Assets


--------------------------------------------------------------------------------

   Small Cap Value Fund      International Value Fund            Gold Fund
 --------------------------- -------------------------  -----------------------------
 Six Months    For the Year  Six Months   For the Year  Six Months   June 29, 1998(1)
    Ended         Ended         Ended        Ended         Ended           thru
  April 30,    October 31,    April 30,   October 31,    April 30,     October 31,
    1999*          1998         1999*         1998         1999*           1998
 -----------   ------------  -----------  ------------  -----------  ----------------
 $  (114,722)  $  (255,569)  $   (41,875) $    407,254  $   (12,547)    $    1,169
   1,614,091        (7,237)     (845,734)   (5,060,334)      25,637        (25,750)
     516,739    (3,182,451)   22,913,890    (9,062,388)   1,569,783        434,232
 -----------   -----------   -----------  ------------  -----------     ----------
   2,016,108    (3,445,257)   22,026,281   (13,715,468)   1,582,873        409,651
           0             0             0      (666,647)           0              0
           0    (2,201,644)            0             0            0              0
 -----------   -----------   -----------  ------------  -----------     ----------
           0    (2,201,644)            0      (666,647)           0              0
   2,632,385     6,711,422     3,652,142    25,439,613    5,310,519      7,819,077
           0     2,059,937             0       638,631            0              0
  (2,081,587)   (2,101,435)   (3,530,886)   (4,243,787)  (2,815,056)             0
 -----------   -----------   -----------  ------------  -----------     ----------
     550,798     6,669,924       121,256    21,834,457    2,495,463      7,819,077
 -----------   -----------   -----------  ------------  -----------     ----------
   2,566,906     1,023,023    22,147,537     7,452,342    4,078,336      8,228,728
  21,609,887    20,586,864    68,414,919    60,962,577    8,228,728              0
 -----------   -----------   -----------  ------------  -----------     ----------
  24,176,793    21,609,887    90,562,456    68,414,919   12,307,064      8,228,728
 -----------   -----------   -----------  ------------  -----------     ----------
 $  (114,722)  $  (255,569)  $   (41,875) $          0  $   (11,378)    $    1,169
 -----------   -----------   -----------  ------------  -----------     ----------

                     See Notes to the Financial Statements.

                             The Tocqueville Trust

                              The Tocqueville Fund
                      The Tocqueville Small Cap Value Fund
                    The Tocqueville International Value Fund
                           The Tocqueville Gold Fund

                         Notes to Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

  The Tocqueville Trust (the "Trust") was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 as amended, as a di-versified, open-end management investment company. The Trust consists of four separate Funds: The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund (the "Funds"). The objective of The Tocqueville Fund is long-term capital apprecia-tion, primarily through investments in securities of United States issuers. The objective of The Tocqueville Small Cap Value Fund is long-term capital appreci-ation primarily through investments in securities of small capitalization United States issuers. The objective of The Tocqueville International Value Fund is long-term capital appreciation primarily through investment in securi-ties of issuers located outside the United States. The objective of The Tocqueville Gold Fund is to provide long-term capital appreciation through in-vestments in Gold and Securities or companies located throughout the world that are engaged in mining or processing gold, and through investments in other pre-cious metals and securities of companies located throughout the world that are engaged in mining or processing such other precious metals. The following is a summary of significant accounting principles followed by the Trust in the prep-aration of its financial statements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES
a) Security valuation

  Investments in securities, including foreign securities, traded on an ex-change or quoted on the over-the-counter market are valued at the last sale price or, if no sale occurred during the day, at the mean between closing bid and asked prices, as last reported by a pricing service approved by the Trust-ees. When market quotations are not readily available, or when restricted secu-rities or other assets are being valued, such assets are valued at fair value as determined in good faith by or under procedures established by the Trustees. Short-term investments are stated at cost which, together with accrued inter-est, approximates market value.

--------------------------------------------------------------------------------
b) Federal income tax

  It is the Trust's policy to comply with the provisions of the Internal Reve-nue Code ("Code") applicable to regulated investment companies and to distrib-ute all of its taxable income to its shareholders. It is also the Trust's in-tention to distribute amounts sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no federal income or excise tax pro-vision is required.

--------------------------------------------------------------------------------
c) Deferred organization expenses

  Expenses incurred in connection with the organization of The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund, and The Tocqueville Gold Fund are being amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

-------------------------------------------------------------------------------
d) Foreign currency translation

  Investments and other assets and liabilities denominated in foreign curren-cies are translated to U.S. dollars at the prevailing rates of exchange. The Tocqueville International Value Fund and The Tocqueville Gold Fund are engaged in transactions in securities denominated in foreign currencies and, as a re-sult, enters into foreign exchange contracts. These Funds are exposed to addi-tional market risk as a result of changes in the value of the underlying cur-rency in relation to the U.S. dollar. Risks include potential inability of counterparties to meet the terms of their contracts. The value of foreign cur-rency contracts are "marked to market" on a daily basis, which reflects the changes in the market value of the contract at the close of each day's trad-ing, resulting in daily unrealized gains and/or losses. When the contracts are closed, the Funds recognize a realized gain or loss.

  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from invest-ments.

  Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

-------------------------------------------------------------------------------
e) Use of Estimates

  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that effect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

-------------------------------------------------------------------------------
f) Other

  Investment and shareowner transactions are recorded no later than the first business day after the trade date. Dividend income is recognized on the ex-dividend date or at the time the Fund becomes aware. Interest income is recog-nized on the accrual basis and market discount is accounted for on a yield to maturity basis from settlement date. The Trust uses the first-in, first-out method for determining realized gain or loss on investments sold for both fi-nancial reporting and federal tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Expenses incurred by the Trust not specifi-cally identified to a Fund are allocated on a basis relative to the size of each Fund's daily net asset value. It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

  Tocqueville Asset Management L.P. ("Tocqueville"), is the investment adviser to the Trust under an Investment Advisory Agreement approved by shareholders on February 26, 1990. For its services, Tocqueville receives a fee from The Tocqueville Fund, payable monthly, at an annual rate of .75% on the first $100 million of its average daily net assets, .70% of the next $400 million of average daily net assets, and .65% of average daily net assets in excess of $500 million. Tocqueville receives a fee from The Tocqueville Small Cap Value Fund, payable monthly, at an annual rate of .75% on the first $100 million of its average daily net assets, .70% of the next $400 million of average daily net assets, and .65% of average daily net assets in excess of $500 million. Tocqueville receives a fee from The Tocqueville International Value Fund, payable monthly, at an annual rate of 1.00% on the first $50 million of its average daily net assets, .75% of the next $50 million of average daily net assets, and .65% of average daily net assets in excess of $100 million. Tocqueville receives a fee from the Tocqueville Gold Fund, payable monthly at an annual rate of 1.00% on the first $500 million of the average daily net assets or the Fund, .75% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .65% of the average daily net assets in excess of $1 billion.

  Pursuant to an Administrative Services Agreement, each Fund pays to the Adviser a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund. For the six-month period ended April 30, 1999, the Adviser has made payments of $13,254, $8,907, $16,747 and $10,407 to
Firstar Mutual Fund Services, LLC for services provided under a Sub-Administration agreement for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund, respectively.

  Tocqueville waived advisory fees of $47,979 and administration fees of $2,312 fees from The Tocqueville Gold Fund, for the six-month period ended April 30, 1999.

  Tocqueville Securities L.P. (the "Distributor") acts as distributor for shares of the Fund and purchases shares of the Fund at net asset value to fill orders as received from investment dealers. For the six months ended April 30, 1999, the Distributor received net commissions of $5,929 from the sale of the Trust's shares.

  The Fund has adopted distribution plans related to the sale of shares pursuant to which the Fund may incur distribution expenses in amounts not to exceed 0.25% per annum of the average daily net assets. Such expenses may include, but are not limited to, advertising, printing, and distribution of sales literature, prospectuses and other materials, and payments to dealers and shareholders servicing agents including the Distributor. Under the distribution plans, the Distributor is permitted to carry forward expenses not reimbursed by the distribution fees to subsequent fiscal years for submission to the Fund for payment, subject to the continuation of the Plan. The distributor has informed the Trust that, as of April 30, 1999, there were $188,534, $78,396, $24,275 and $21,955 in unreimbursed expenses for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund, respectively.

--------------------------------------------------------------------------------

  Commissions earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for The Tocqueville Fund, The Tocqueville Small Cap Value Fund, The Tocqueville International Value Fund and The Tocqueville Gold Fund for the six months ended April 30, 1999, were $17,202, $19,050, $630 and $11,988, respectively.

--------------------------------------------------------------------------------
4. FUND SHARE TRANSACTIONS

  The Funds currently offer only one class of shares of beneficial interest.

                                                           Tocqueville
                                                              Fund
                                                      ----------------------
                                                         Amount      Shares
                                                      ------------  --------
Six months ended April 30, 1999
 Shares sold                                          $  3,207,715   193,941
 Shares issued to owners in reinvestment of dividends    4,262,666   276,258
 Shares redeemed                                       (11,777,515) (704,331)
                                                      ------------  --------
 Net Increase (Decrease)                              $ (4,307,134) (234,132)
                                                      ------------  --------
Year ended October 31, 1998*
 Shares sold                                          $ 11,460,273   628,666
 Shares issued to owners in reinvestment of dividends    6,318,448   362,508
 Shares redeemed                                       (10,875,514) (587,124)
                                                      ------------  --------
 Net Increase                                         $  6,903,207   404,050
                                                      ------------  --------

--------
* For the period June 29, 1998 through October 31, 1998 for the Gold Fund.

--------------------------------------------------------------------------------

      Small Cap
        Value               International Value
        Fund                        Fund                     Gold Fund
-----------------------    -------------------------   ------------------------
  Amount        Shares       Amount        Shares        Amount        Shares
-----------    --------    -----------    ---------    -----------    --------
$ 2,632,385     201,535    $ 3,652,142      398,675    $ 5,310,519     472,602
          0           0              0            0              0           0
 (2,081,587)   (158,630)    (3,530,886)    (389,134)    (2,815,056)   (248,609)
-----------    --------    -----------    ---------    -----------    --------
$   500,798      42,905    $   121,256        9,541    $ 2,495,463     223,993
-----------    --------    -----------    ---------    -----------    --------
$ 6,711,422     456,425    $25,439,613    2,880,164    $ 7,819,077     764,645
  2,059,937     144,685        638,631       73,406              0           0
 (2,101,435)   (148,051)    (4,243,787)    (506,725)             0           0
-----------    --------    -----------    ---------    -----------    --------
$ 6,669,924     453,059    $21,834,457    2,446,845    $ 7,819,077     764,645
-----------    --------    -----------    ---------    -----------    --------

--------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS

  Purchases and sales of investment securities (excluding short-term instru-ments) for the six months ended April 30, 1999 were as follows:

                             The       Small Cap   International
                         Tocqueville     Value         Value         Gold
                            Fund         Fund          Fund          Fund
                         -----------  -----------  -------------  -----------
Purchases
U.S. Government          $         0  $         0  $          0   $         0
Other                      6,727,033    5,120,740    18,208,685     5,538,729
                         -----------  -----------  ------------   -----------
Total                    $ 6,727,033  $ 5,120,740  $ 18,208,685   $ 5,538,729
                         -----------  -----------  ------------   -----------
Sales
U.S. Government          $         0  $         0  $          0   $         0
Other                     11,232,213    4,414,964    17,558,644     2,515,611
                         -----------  -----------  ------------   -----------
Total                    $11,232,213  $ 4,414,964  $ 17,558,644   $ 2,515,611
                         -----------  -----------  ------------   -----------

  Unrealized appreciation (depreciation) at April 30, 1999 based on cost of se-curities for Federal tax purposes is as follows:

                             The       Small Cap   International
                         Tocqueville     Value         Value         Gold
                            Fund         Fund          Fund          Fund
                         -----------  -----------  -------------  -----------
Gross unrealized appre-
 ciation                 $21,841,291  $ 4,039,724  $ 20,926,076   $ 2,359,503
Gross unrealized depre-
 ciation                  (4,304,004)  (2,523,606)  (20,212,453)     (388,053)
                         -----------  -----------  ------------   -----------
Net unrealized
 appreciation
 (depreciation)          $17,537,287  $ 1,516,118  $    713,623   $ 1,971,450
                         -----------  -----------  ------------   -----------
Cost of investments      $45,081,463  $22,794,520  $ 87,927,444   $10,810,748
                         -----------  -----------  ------------   -----------

  At October 31, 1998, The Tocqueville International Value Fund had tax basis capital losses of $5,166,000 which may be carried over to offset future capital gains. Of this amount $213,000 arose from the merger with Tocqueville Asia Pa-cific Fund on May 1, 1997. Such losses may be carried over to offset future capital gains through 2006.

  At October 31, 1998, The Tocqueville Small Cap Value Fund and The Tocqueville Gold Fund had tax basis capital losses of $7,200 and $4,500, respectively, which may be carried over to offset future capital gains through October 31, 2006. Net realized capital losses differ for financial statement and tax pur-poses primarily due to differing treatments of wash sales.

--------------------------------------------------------------------------------
6. FORWARD CURRENCY EXCHANGE CONTRACT

  At April 30, 1999, the Tocqueville International Value Fund had entered into a forward currency exchange contract that obligates the Fund to deliver and re-ceive currency at a specified future date. The terms of the open contract are as follows:

                    Currency to    U.S. $ value at Currency to   Unrealized
Settlement Date    be Delivered    April 30, 1999  be received  Depreciation
---------------    ------------    --------------- -----------  ------------
   07/12/99       18,700,000,000     $2,235,860     2,000,000     $235,860
                 Indonesian Rupiah                 U.S. Dollars

                              Investment Adviser
                       Tocqueville Asset Management L.P.
                                 1675 Broadway
                              New York, NY 10019
                                (212) 698-0800
                              www.tocqueville.com


                                  Distributor
                          Tocqueville Securities L.P.
                                 1675 Broadway
                              New York, NY 10019
                                (212) 698-0800


                  Shareholders' Servicing and Transfer Agent
                       Firstar Mutual Fund Services, LLC
                                 P.O. Box 701
                           Milwaukee, WI 53201-0701
                                (800) 697-3863


                                   Custodian
                         Firstar Bank Milwaukee, N.A.
                           615 East Michigan Street
                              Milwaukee,WI 53202


                               Board of Trustees
                          Francois Sicart - Chairman
                                Lucille G. Bono
                             Bernard F. Combemale
                               James B. Flaherty
                                  Inge Heckel
                            Robert W. Kleinschmidt
                             Francois Letaconnoux
                              Larry M. Senderhauf